Fair Value of Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value of Financial Assets and Liabilities
3.	Fair Value of Financial Assets and Liabilities

The following tables present the Company’s fair value hierarchy for its assets and liabilities that are measured at fair value on a recurring basis (in thousands):

	Fair Value Measurements as of December 31, 2023 Using:
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$81	$—	$—	$81
Commercial paper	—	—	—	—
Government securities	—	—	—	—
Total assets	$81	$—	$—	$81

Warrant liabilities	$—	$—	$546	$546
Total liabilities	$—	$—	$546	$546

	Fair Value Measurements as of December 31, 2022 Using:
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$47,863	$—	$—	$47,863
Commercial paper	—	11,691	—	11,691
Government securities	—	4,966	—	4,966
Investments:
Commercial paper	$—	$2,465	$—	$2,465
Corporate bonds	—	2,957	—	2,957
Certificate of deposits	—	—	—	—
Government securities	—	12,889	—	12,889
	$47,863	$34,968	$—	$82,831

Money market funds are valued by the Company based on quoted market prices, which represent a Level 1 measurement within the fair value hierarchy. Commercial paper, corporate bonds, and government securities are valued by the Company using quoted prices in active markets for similar securities, which represent a Level 2 measurement within the fair value hierarchy.

As of December 31, 2023 and 2022 the Company held a restricted investment of $1,401, which represents a certificate of deposit that is classified as Level 2 in the fair value hierarchy.

Level 3 financial liabilities consist of the warrant liabilities for which there is no current market such that the determination of fair value requires significant judgment or estimation. Changes in fair value measurements categorized within Level 3 of the fair value hierarchy are analyzed each period based on changes in estimates or assumptions and recorded through other income (expense). The Company uses a Monte-Carlo simulation model which includes the Black-Scholes option pricing model to value the Level 3 warrant liabilities at inception and on each subsequent reporting date. This model incorporates transaction details such as the Company’s stock price, contractual terms of the underlying warrants, maturity, risk free rates, volatility, as well as the term to achievement of estimated sales targets. The unobservable inputs for all of the Level 3 warrant liabilities are volatility and the term to achievement of estimated sales targets. The Company utilizes its historical and implied volatility, using its closing common stock prices and market data, to reflect future volatility over the expected term of the warrants. The Company estimates the time to achievement of sales targets of VOWST using information and forecasts generated by the Company in consideration of the terms of the 2021 License Agreement.

On the Closing Date (as defined in Note 9, Notes Payable) and as of December 31, 2023, the Level 3 inputs to the warrant liabilities are as follows:

	Closing Date	December 31, 2023
Volatility	83.0%	101.0%
Term (in years)	1.7	1.3

A reconciliation of the beginning and ending balances for the year ended December 31, 2023 for liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) is as follows (in thousands):

Warrant Liabilities

Balance as of December 31, 2022	$—
Issuance of warrants	2,100
Adjustment to fair value	(1,554)
Balance as of December 31, 2023	546

There were no assets or liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the year ended December 31, 2022. There were no transfers between Level 1, Level 2, or Level 3 during the years ended December 31, 2023 and 2022.